Dryden High Yield Fund, Inc.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, NJ 07102

August 8, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:                               Registration Statement on Form N-14

Dryden High Yield Fund, Inc.

Commissioners:

On behalf of Dryden High Yield Fund, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders of the Strategic Partners High Yield Bond Fund, a series of Strategic Partners Mutual Funds, Inc., a Maryland corporation,

These materials include the notice of the Meeting, the proxy statement and a form of the proxy card. At the Meeting, shareholders of Strategic Partners High Yield Bond Fund will be asked to vote to approve or disapprove the acquisition of their respective Fund by the Fund (the Reorganization).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 from the Prudential mutual fund complex that were recently filed or declared effective by the staff:

•                  Dryden California Municipal Fund, filed on June 30, 2006 (File No. 333-135500)

•                  Prudential World Fund, Inc., filed on July 7, 2006 (File No. 333-135637);

•                  Jennison U.S. Emerging Growth Fund, Inc., effective on March 9, 2006 (File No. 333-131461);

•                  Jennison Sector Funds, Inc., effective on June 24, 2005 (File No. 333-125346) (File No. 333-125346); and

•                  Strategic Partners Mutual Funds, Inc., effective June 17, 2005 (File No. 333-123134) (collectively, the Prior Filings).

The Registration Statement disclosure is substantially similar to the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Notice of the Special Meetings,

•                  Summary,

•                  Comparison of Important Features (except with respect to the sections entitled “Investment Objectives and Principal Investment Policies of the Funds”, “Comparison of Other Policies”, “Risks of Investing in the Funds”,

•                  Fees and Expenses (except with respect to specific numbers),

•                  Reasons For the Reorganizations,

•                  Information About the Reorganizations,

•                  Voting Information,

•                  Additional Information,

•                  Miscellaneous,

•                  Shareholder Proposals, and

•                  Plan of Reorganization.

Additionally, on August 8, 2006 we are also filing a registration statement for Prudential Investment Portfolios, Inc., on behalf of Dryden Active Allocation Fund (the PIP Registration Statement) that is substantially similar to the Registration Statement.  Due to the similarities in the Registration Statement and the Prior Filing and the PIP Registration Statement, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on September 7, 2006 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo